RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 subsidiary	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2012	Feb. 26, 2015
Related Party Transaction [Line Items]
Past due management fees receivable	$ 33,600,000
Allowances for uncollectible management fees	12,200,000	12,200,000
Private equity general and administrative expenses advanced on behalf of certain Fortress Funds	11,300,000
Allowances for uncollectible expense reimbursements	6,600,000	6,300,000
Unreserved amount as percentage of NAV, both individually and in the aggregate (less than 5%)	5.00%
Revenues from affiliates included in other revenues	2,500,000	1,700,000	2,500,000
Interest waived by the entity owed from its private equity funds related to management fees paid in arrears	1,500,000	1,800,000	3,800,000
Number of consolidated subsidiaries that act as loan origination platform	1
Due to affiliates	375,424,000	344,832,000
One of the consolidated subsidiaries (not a Fortress Fund) [Member]
Related Party Transaction [Line Items]
Fees received from related party for loan origination duties	100,000	100,000	100,000
Senior Employee [Member]
Related Party Transaction [Line Items]
Amount outstanding	4,700,000	3,900,000
Principals [Member]
Related Party Transaction [Line Items]
Compensation and other indirect expenses of personnel hired	3,500,000	3,100,000	2,700,000
Due to affiliates				100,000
Aggregate reimbursement due for personal use of certain company assets	400,000	0	200,000
Principal one [Member]
Related Party Transaction [Line Items]
Cost of aircraft charter charges	2,200,000	1,800,000	1,800,000
Principal two [Member]
Related Party Transaction [Line Items]
Cost of aircraft charter charges	600,000	400,000	300,000
Subsequent event [Member] | Senior Employee [Member]
Related Party Transaction [Line Items]
Amount outstanding					$ 1,800,000
LIBOR [Member] | Maximum [Member] | Senior Employee [Member]
Related Party Transaction [Line Items]
Spread over interest rate on advances (as a percent)	4.25%	4.25%
LIBOR [Member] | Subsequent event [Member] | Senior Employee [Member]
Related Party Transaction [Line Items]
Spread over interest rate on advances (as a percent)					4.00%